Document And Entity Information	Sep. 30, 2021
Document Information [Line Items]
Entity Registrant Name	EUROSEAS LTD.
Document, Type	6-K
Document, Period End Date	Sep. 30, 2021
Current Fiscal Year End Date	--12-31
Entity, File Number	001-33283
Entity, Address, Address Line One	4 Messogiou & Evropis Street
Entity, Address, Postal Zip Code	151
Entity, Address, City or Town	Maroussi
Entity, Address, Country	GR
Amendment Flag	false
Entity Central Index Key	0001341170